STOCK-BASED COMPENSATION - Weighted-average Assumption to Estimate Fair Value of Stock Options Granted (Details) - OLD PlayStudios, Inc. - Stock options - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	5 years 10 months 10 days	5 years 10 months 6 days
Expected volatility	51.24%	58.45%
Risk-free interest rate range, minimum	0.54%	0.41%
Risk-free interest rate range, maximum	0.60%	0.47%
Dividend yield	0.00%	0.00%
Grant-date fair value	$ 0.52	$ 0.29
Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)			5 years 11 months 16 days	5 years 11 months 5 days	5 years 11 months 27 days
Expected volatility			59.56%	70.00%	63.12%
Risk-free interest rate range, minimum			0.24%	1.54%	2.77%
Risk-free interest rate range, maximum			0.51%	2.59%	3.13%
Dividend yield			0.00%	0.00%	0.00%
Grant-date fair value			$ 0.60	$ 0.27	$ 0.19